Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE FIXED INCOME SERIES, INC.
Entity Central Index Key	0000920467
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005520
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio Class
Trading Symbol	QAAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 227,201,000
Holdings Count | Holding	932
InvestmentCompanyPortfolioTurnover	67.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$227,201
Number of Portfolio Holdings	932

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	67.1%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	35.3%
Asset-Backed Securities	22.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	20.9
Non-U.S. Government Mortgage-Backed Securities	10.5
U.S. Government & Agency Mortgage-Backed Securities	6.3
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	2.1
Securities Lending Collateral	0.2
Short-Term and Other	0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	20.9%
Federal National Mortgage Assn.	2.9
Federal Home Loan Mortgage	2.8
KKR	1.0
Carvana Auto Receivables Trust	0.9
EFMT	0.9
Keurig Dr Pepper	0.8
HCA	0.7
Volkswagen Group of America Finance	0.7
Government National Mortgage Assn.	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005521
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio-II Class
Trading Symbol	QAAGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 227,201,000
Holdings Count | Holding	932
InvestmentCompanyPortfolioTurnover	67.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$227,201
Number of Portfolio Holdings	932

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	67.1%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	35.3%
Asset-Backed Securities	22.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	20.9
Non-U.S. Government Mortgage-Backed Securities	10.5
U.S. Government & Agency Mortgage-Backed Securities	6.3
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	2.1
Securities Lending Collateral	0.2
Short-Term and Other	0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	20.9%
Federal National Mortgage Assn.	2.9
Federal Home Loan Mortgage	2.8
KKR	1.0
Carvana Auto Receivables Trust	0.9
EFMT	0.9
Keurig Dr Pepper	0.8
HCA	0.7
Volkswagen Group of America Finance	0.7
Government National Mortgage Assn.	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless